Stockholders' Equity - Summary for Allocation of Stock-Based Compensation Expense (Detail) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation cost	$ 10,502	$ 8,733	$ 11,660	$ 13,096	$ 14,995
Cost of sales [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation cost	1,022	776	1,016	1,162	1,317
Selling, general & administrative [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation cost	8,423	6,992	9,360	10,517	11,886
Research and development [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation cost	$ 1,057	$ 965	$ 1,284	$ 1,417	$ 1,792